Summary of Significant Accounting Policies (Tables)	10 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from February 19, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$95,349

Net Earnings	$95,349
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	50,526,839
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(48,603,225)
Redeemable Net Earnings	(95,349)

Non-Redeemable Net Loss	$(48,698,574)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	12,032,668
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(4.05)